Financial Assets and Financial Liabilities - Summary of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [Line Items]
Derivative financial instruments, assets	¥ 151	¥ 148
Available-for-sale financial assets	800	645
Total	11,937	8,413
Derivative financial instruments, liabilities	325	58
Total, liabilities	147,142	134,149
Forward foreign exchange contracts [member]
Disclosure of detailed information about financial instruments [Line Items]
Derivative financial instruments, assets		11
Derivative financial instruments, liabilities	311	11
Interest rate swaps [member]
Disclosure of detailed information about financial instruments [Line Items]
Derivative financial instruments, assets	151	137
Derivative financial instruments, liabilities	14	47
At fair value [member]
Disclosure of detailed information about financial instruments [Line Items]
Available-for-sale financial assets	693	538
Total	844	686
Total, liabilities	325	58
At fair value [member] | Forward foreign exchange contracts [member]
Disclosure of detailed information about financial instruments [Line Items]
Derivative financial instruments, assets		11
Derivative financial instruments, liabilities	311	11
At fair value [member] | Interest rate swaps [member]
Disclosure of detailed information about financial instruments [Line Items]
Derivative financial instruments, assets	151	137
Derivative financial instruments, liabilities	14	47
At fair value [member] | Quoted prices in active markets (Level 1) [member]
Disclosure of detailed information about financial instruments [Line Items]
Available-for-sale financial assets	693	538
Total	693	538
At fair value [member] | Significant observable inputs (Level 2) [member]
Disclosure of detailed information about financial instruments [Line Items]
Total	151	148
Total, liabilities	325	58
At fair value [member] | Significant observable inputs (Level 2) [member] | Forward foreign exchange contracts [member]
Disclosure of detailed information about financial instruments [Line Items]
Derivative financial instruments, assets		11
Derivative financial instruments, liabilities	311	11
At fair value [member] | Significant observable inputs (Level 2) [member] | Interest rate swaps [member]
Disclosure of detailed information about financial instruments [Line Items]
Derivative financial instruments, assets	151	137
Derivative financial instruments, liabilities	¥ 14	¥ 47